SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)				1 Months Ended		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 12, 2022	Jan. 21, 2022	Jan. 13, 2022	Jul. 31, 2022	Jan. 31, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Offering costs allocated to the warrant liability was charged to operations										$ 667,259
Transaction Costs							$ 13,273,096			13,273,096
Offering costs charged to temporary equity and accreted to redemption value							12,605,837
Amount of loan contributed							301,539	$ 90,000	$ 62,558	527,756
Amount contributed to Trust Account						$ 492,136	738,206
Cash withdrawn from Trust Account in connection with redemption		$ 148,079,821			$ 148,079,821		43,349,494
Unrecognized tax benefits						0	0		0	0
Amount accrued for interest and penalties						0	0		0	0
Cash, FDIC insured amount						250,000	250,000			250,000
Offering costs							13,273,096
Offering costs charged to shareholders' equity										$ 12,737,837
Offering costs allocated to warrant liability							667,259		$ 667,259
Sponsor
Maximum borrowing capacity						2,000,000	2,000,000
Minimum borrowing capacity						$ 1,500,000	$ 1,500,000
Related Party Loans
Amount of loan contributed			$ 1,500,000
Class A common stock | Warrants.
Exclusion of shares in the calculation of diluted income (loss) per share										18,100,000
Class A common stock
Sponsor loan amount per share of ordinary share upon extension of business combination period			$ 0.03
Class A Ordinary shares elected to redeem upon extension of business combination period		14,797,723			14,797,723	14,797,723	14,797,723
Cash withdrawn from Trust Account in connection with redemption							$ 148,079,821
Class A common stock | Subsequent event
Class A Ordinary shares elected to redeem upon extension of business combination period	4,256,979			4,256,979
Cash withdrawn from Trust Account in connection with redemption	$ 43,349,494			$ 43,349,494
Class A common stock | Warrants.
Exclusion of shares in the calculation of diluted income (loss) per share							18,100,000